Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Relationships

Related party balances as of December 31, 2024 and 2023 and transactions for the years ended December 31, 2024 and 2023 are as follows:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares

Schedule of Purchases From Related Party	Purchases from related party:
	For the year ended December 31,
	2024	2023	2022

Anhui Zhongke	$676,889	$210,251	$805,679

Schedule of Related Party Relationships	Due to related parties:
	As of December 31,
	2024	2023
Mr. Yujun Xiao	$246,454	$443,027
Ms. Yinglai Wang	—	425,411
	$246,454	$868,438